Share Capital and Warrants - Issued and Outstanding - Common Shares (Detail) - Common shares - CAD ($) shares in Thousands, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 07, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of Common Shares
Outstanding, Beginning of Year	2,001,211		1,228,870	1,228,828
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)			788,518	0
Issued Upon Exercise of Warrants			314	0
Issued Under Stock Option Plans			535	42
Purchase of Common Shares under NCIB	(9,000)	(17,000)	(17,026)	0
Outstanding, End of Year		2,001,211	2,001,211	1,228,870
Amount
Outstanding, Beginning of Year	$ 17,016		$ 11,040	$ 11,040
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)			6,111	0
Issued Upon Exercise of Warrants			3	0
Issued Under Stock Option Plans			7	0
Purchase of Common Shares under NCIB			(145)	0
Outstanding, End of Year		$ 17,016	$ 17,016	$ 11,040